LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.31%
Australia–2.14%
Aristocrat Leisure Ltd.	308,603	$14,290,097
Lottery Corp. Ltd.	738,979	2,875,216
Northern Star Resources Ltd.	534,292	8,389,528
WiseTech Global Ltd.	96,630	5,770,591
		31,325,432
Brazil–1.24%
B3 SA - Brasil Bolsa Balcao	2,422,300	6,075,946
Banco BTG Pactual SA	421,332	3,824,426
TOTVS SA	585,500	5,021,950
XP, Inc. Class A	175,009	3,288,419
		18,210,741
Canada–9.45%
Agnico Eagle Mines Ltd.	244,131	41,118,277
Element Fleet Management Corp.	1,069,761	27,702,944
Franco-Nevada Corp.	167,030	37,178,187
RB Global, Inc.	298,128	32,291,309
		138,290,717
China–1.35%
Alibaba Group Holding Ltd.	240,000	5,458,786
Kingsoft Corp. Ltd.	349,200	1,553,506
Tencent Holdings Ltd.	116,400	9,916,949
Yum China Holdings, Inc.	66,650	2,878,110
		19,807,351
Denmark–0.81%
Novo Nordisk AS Class B	219,112	11,877,376
		11,877,376
France–15.20%
Air Liquide SA	163,545	33,958,909
Capgemini SE	166,200	24,107,968
Dassault Systemes SE	423,710	14,182,499
EssilorLuxottica SA	99,945	32,385,976
Kering SA	24,809	8,229,840
LVMH Moet Hennessy Louis Vuitton SE	55,013	33,618,080
Pernod Ricard SA	117,062	11,481,464
Schneider Electric SE	212,350	59,235,975
Sodexo SA	83,705	5,262,568
		222,463,279
Germany–9.53%
Deutsche Boerse AG	89,691	24,019,336
GEA Group AG	386,583	28,525,606
Merck KGaA	68,834	8,845,158
SAP SE	203,220	54,374,792
Symrise AG	166,162	14,443,916
†Zalando SE	302,200	9,228,299
		139,437,107
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–3.41%
AIA Group Ltd.	5,044,600	$48,391,391
China Resources Gas Group Ltd.	568,700	1,449,895
		49,841,286
India–1.30%
HDFC Bank Ltd. ADR	363,418	12,414,359
Reliance Industries Ltd.	263,769	4,052,100
UPL Ltd.	337,367	2,491,817
		18,958,276
Ireland–2.41%
Experian PLC	430,321	21,540,647
†James Hardie Industries PLC CDI	455,839	8,469,732
Kingspan Group PLC	63,997	5,319,609
		35,329,988
Japan–11.21%
Daiichi Sankyo Co. Ltd.	677,100	15,177,919
Hitachi Ltd.	2,228,700	59,227,041
LY Corp.	2,331,500	7,506,016
Nomura Research Institute Ltd.	441,300	16,928,660
Obic Co. Ltd.	399,700	13,930,107
Oracle Corp. Japan	95,600	9,761,369
Pan Pacific International Holdings Corp.	1,469,000	9,685,059
Resonac Holdings Corp.	373,400	12,677,698
Sugi Holdings Co. Ltd.	321,400	7,750,025
Terumo Corp.	686,700	11,344,004
		163,987,898
Luxembourg–0.44%
Tenaris SA	361,182	6,441,258
		6,441,258
Macau–0.54%
Sands China Ltd.	2,847,600	7,940,545
		7,940,545
Mexico–0.35%
Grupo Financiero Banorte SAB de CV Class O	515,888	5,181,275
		5,181,275
Netherlands–5.03%
Akzo Nobel NV	115,400	8,210,418
ASML Holding NV	17,786	17,292,107
Heineken NV	429,900	33,523,793
Qiagen NV	329,144	14,566,544
		73,592,862
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.53%
Credicorp Ltd.	29,152	$7,762,595
		7,762,595
Republic of Korea–0.53%
Amorepacific Corp.	27,447	2,392,479
NAVER Corp.	27,809	5,321,775
		7,714,254
Singapore–2.62%
DBS Group Holdings Ltd.	857,060	33,984,743
Singapore Technologies Engineering Ltd.	660,100	4,405,954
		38,390,697
Spain–2.50%
Amadeus IT Group SA	460,911	36,526,468
		36,526,468
Sweden–2.65%
Assa Abloy AB Class B	899,059	31,189,738
Atlas Copco AB Class A	450,774	7,608,344
		38,798,082
Switzerland–7.53%
Nestle SA	509,754	46,790,685
Roche Holding AG	136,001	44,402,563
Sika AG	40,590	9,030,198
Sonova Holding AG	36,883	10,035,623
		110,259,069
Taiwan–3.12%
Delta Electronics, Inc.	401,000	11,236,105
Taiwan Semiconductor Manufacturing Co. Ltd.	803,000	34,382,669
		45,618,774
Thailand–0.18%
Kasikornbank PCL	518,600	2,680,620
		2,680,620
United Kingdom–9.75%
AstraZeneca PLC	150,035	22,563,262
†Burberry Group PLC	330,843	5,197,023
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group PLC	528,363	$17,970,950
Diageo PLC	655,155	15,644,243
Haleon PLC	1,867,800	8,349,899
London Stock Exchange Group PLC	105,107	12,038,077
Reckitt Benckiser Group PLC	353,598	27,192,164
Rolls-Royce Holdings PLC	2,106,528	33,713,514
		142,669,132
United States–4.24%
†Flutter Entertainment PLC	93,351	23,711,154
Linde PLC	80,662	38,314,450
		62,025,604
Uruguay–0.25%
†MercadoLibre, Inc.	1,532	3,580,192
		3,580,192
Total Common Stock (Cost $852,190,823)		1,438,710,878

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	1,153	1,153
Total Money Market Fund (Cost $1,153)		1,153

	Principal Amount°
SHORT-TERM INVESTMENT–1.85%
U.S. TREASURY OBLIGATIONS–1.85%
≠Federal National Mortgage Association Discount Notes 3.96% 10/1/25	27,063,000	27,063,000
		27,063,000
Total Short-Term Investment (Cost $27,063,000)		27,063,000

TOTAL INVESTMENTS–100.16% (Cost $879,254,976)	1,465,775,031
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(2,410,857)
NET ASSETS APPLICABLE TO 68,868,556 SHARES OUTSTANDING–100.00%	$1,463,364,174

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
LVIP MFS International Growth Fund–3